BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Wholly Owned Subsidiary, Parent Ownership Interest [Table Text Block]
Details of the subsidiaries of the Company are set out below:

Subsidiaries	Date of incorporation	Place of Incorporation	Percentage of ownership	Principal activity
Jinxuan JH	March 20, 2017	British Virgin Islands	100	Investment holding
Jacqueline HK	January 10, 2017	Hong Kong	100	Investment holding
Junhao International	April 10, 2017	Hong Kong	100	Investment holding
Liulin Junhao	October 16, 2012	PRC	100	Distribution and resell of coal